CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (236,415)	$ 7,263
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	43,400	45,254
Impairment of goodwill	256,700	0
Loss (gain) on disposals and sales of fixed assets	(175)	502
Non-cash income taxes	(32,248)	1,244
Stock-based Compensation	3,969	2,672
Amortization of debt discount, premium and issuance costs	(414)	(494)
Other operating activities	(210)	(219)
Decrease in accounts receivable, net	2,638	6,924
Decrease (increase) in prepaid expenses and other assets	(5,961)	3,965
(Decrease) increase in accounts payable and accrued and other liabilities	1,034	(746)
Decrease in deferred revenue	(474)	(154)
Net cash provided by operating activities	31,844	66,211
Cash flows from investing activities:
Purchases of property and equipment	(42,454)	(31,775)
Purchases of marketable securities	(15,792)	(19,187)
Sales and maturities of marketable securities	16,690	0
Purchase of customer relationships	(1,195)	0
Change in restricted cash	0	718
Other investing activities	0	32
Net cash used in investing activities	(42,751)	(50,212)
Cash flows from financing activities:
Repayment of debt and capital lease obligations	(381)	(415)
Payment of dividends	(199)	(5,441)
Proceeds from exercises of stock options	0	46
Other financing activities	14	31
Net cash used in financing activities	(566)	(5,779)
Net increase (decrease) in cash and cash equivalents	(11,473)	10,220
Cash and cash equivalents, beginning of period	157,621	211,783
Cash and cash equivalents, end of period	$ 146,148	$ 222,003